VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 87.3%
Automobiles & Components : 1.9%
Fras-Le SA * 21,300 $ 90,287
Iochpe Maxion SA 75,452 168,986
Mahle Metal Leve SA 29,300 150,347
409,620
Capital Goods : 1.3%
Armac Locacao Logistica E
Servicos SA * 54,600 38,060
Kepler Weber SA 75,550 103,908
Mills Locacao Servicos e
Logistica SA * 42,350 94,611
Tupy SA * 23,600 57,867
294,446
Commercial & Professional Services : 2.1%
Orizon Valorizacao de
Residuos SA * 33,650 352,480
Valid Solucoes SA * 25,300 100,539
453,019
Consumer Discretionary Distribution &
Retail : 3.8%
C&A Modas SA 86,350 265,917
Grupo Casas Bahia SA * 57,300 42,203
Grupo SBF SA 50,000 122,129
Magazine Luiza SA 172,600 311,327
Pet Center Comercio e
Participacoes SA 132,450 94,318
835,894
Consumer Durables & Apparel : 18.2%
Azzas 2154 SA * 59,075 334,654
Construtora Tenda SA 46,500 227,946
Cury Construtora e
Incorporadora SA 83,550 542,688
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 165,950 957,239
Direcional Engenharia SA 185,400 563,280
Ez Tec Empreendimentos e
Participacoes SA 91,652 283,106
Grendene SA 105,400 103,177
Guararapes Confeccoes SA 49,550 88,165
MRV Engenharia e
Participacoes SA * 164,300 229,985
Plano & Plano
Desenvolvimento Imobiliario
SA 34,500 110,652
Vivara Participacoes SA 74,500 399,778
Vulcabras SA 41,700 154,193
3,994,863
Consumer Services : 6.6%
Afya Ltd. 8,705 135,798
Arcos Dorados Holdings, Inc. 58,752 396,576
Cogna Educacao SA 909,600 570,823
Cruzeiro do Sul Educacional SA 36,150 33,418
YDUQS Participacoes SA 115,200 279,653
Zamp SA * 40,415 26,730
1,442,998
Number
of Shares Value
Consumer Staples Distribution & Retail : 0.6%
Dimed SA Distribuidora da
Medicamentos * 56,250 $ 103,258
Empreendimentos Pague
Menos SA * 47,222 31,941
135,199
Energy : 5.5%
Brava Energia * 203,259 686,664
Karoon Energy Ltd. † 299,092 325,048
Petroreconcavo SA 78,800 186,701
1,198,413
Financial Services : 0.7%
Vinci Compass Investments
Ltd. 15,055 161,841
Underline
Food, Beverage & Tobacco : 7.8%
Adecoagro SA † 5,839 45,778
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 29,950 113,953
Camil Alimentos SA 61,350 58,212
M Dias Branco SA 73,200 395,278
Minerva SA * 267,100 338,752
Sao Martinho SA * 83,500 272,358
SLC Agricola SA 101,000 311,412
Tres Tentos Agroindustrial SA 72,750 191,093
1,726,836
Health Care Equipment & Services : 4.3%
Fleury SA 159,737 484,411
Hospital Mater Dei SA 37,700 32,513
Odontoprev SA 146,590 364,667
Oncoclinicas do Brasil Servicos
Medicos SA * 115,850 72,267
953,858
Insurance : 1.3%
IRB-Brasil Resseguros SA * 32,023 294,824
Underline
Materials : 6.2%
Braskem SA (ADR) * † 48,360 117,031
Cia Brasileira de Aluminio * 117,850 78,829
Dexco SA 206,000 224,491
ERO Copper Corp. * † 41,139 832,242
Irani Papel e Embalagem SA 68,600 107,497
1,360,090
Mining : 0.0%
ESG Minerals Ltd. 26,308 696
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 0.2%
Blau Farmaceutica SA * 18,850 49,230
Underline
Real Estate Management & Development :
4.7%
Iguatemi SA 126,450 581,614
JHSF Participacoes SA 190,950 232,129
LOG Commercial Properties e
Participacoes SA 15,900 70,205
Moura Dubeux Engenharia S/A 28,300 159,147
1,043,095

VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Software & Services : 1.6%
LWSA SA 144A 165,300 $ 142,247
Sonda SA 216,855 82,396
VTEX * † 30,759 134,725
359,368
Technology Hardware & Equipment : 1.7%
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 53,600 118,636
Ituran Location and Control
Ltd. 6,970 248,968
367,604
Telecommunication Services : 0.0%
OI SA * 1 0
Underline
Transportation : 5.5%
EcoRodovias Infraestrutura e
Logistica SA 191,090 281,128
Hidrovias do Brasil SA * 198,615 125,388
Movida Participacoes SA 83,350 140,320
SIMPAR SA 178,400 167,263
Tegma Gestao Logistica SA 8,900 58,060
Vamos Locacao de Caminhoes
Maquinas e Equipamentos
SA * 239,850 155,476
Wilson Sons SA 82,250 282,035
1,209,670
Utilities : 13.3%
Alupar Investimento SA 131,593 790,955
Auren Energia SA 190,100 366,824
Cia de Saneamento de Minas
Gerais Copasa MG 111,038 719,564
Cia De Sanena Do Parana * 88,900 618,863
Light SA * 87,000 94,809
Serena Energia SA * 145,452 337,514
2,928,529
Total Common Stocks
(Cost: $16,908,958) 19,220,093
PREFERRED SECURITIES: 12.7%
Banks : 3.4%
Banco ABC Brasil SA* 53,298 232,830
Banco do Estado do Rio
Grande do Sul SA 118,250 265,506
Banco Pan SA* 167,800 245,288
743,624
Capital Goods : 3.3%
Marcopolo SA 373,240 624,842
Randon SA Implementos e
Participacoes 98,200 113,473
738,315
Consumer Discretionary Distribution &
Retail : 0.5%
Raizen SA* 587,250 112,545
Underline
Consumer Durables & Apparel : 0.8%
Alpargatas SA 94,250 166,816
Underline
Materials : 4.7%
Bradespar SA 101,300 322,234
Number
of Shares Value
Materials (continued)
Cia de Ferro Ligas da Bahia
FERBASA* 81,100 $ 98,284
Unipar Carbocloro SA 29,800 396,363
Usinas Siderurgicas de Minas
Gerais SA Usiminas* 271,900 216,100
1,032,981
Total Preferred Securities
(Cost: $2,521,781) 2,794,281
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $19,430,739) 22,014,374
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.7%
Money Market Fund: 1.7%
(Cost: $369,526)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(a) 369,526 369,526
Total Investments: 101.7%
(Cost: $19,800,265) 22,383,900
Liabilities in excess of other assets: (1.7)% (365,117)
NET ASSETS: 100.0% $ 22,018,783

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,271,846.
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $142,247, or 0.6% of net assets.